UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-21344

            FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND
        -----------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                              1001 Warrenville Road
                                    Suite 300
                                 LISLE, IL 60532
        -----------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                W. Scott Jardine
                           First Trust Portfolios, LP
                              1001 Warrenville Road
                                    Suite 300
                                 LISLE, IL 60532
        -----------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 630-241-4141
                                                            ------------

                      Date of fiscal year end: MAY 31, 2004
                                               ------------

                   Date of reporting period: NOVEMBER 30, 2003
                                             -----------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.


--------------------------------------------------------------------------------
                  FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE
                                  INCOME FUND
                               SEMI ANNUAL REPORT
                     FOR THE PERIOD ENDED NOVEMBER 30, 2003

--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------

            FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND
                                NOVEMBER 30, 2003

 Shareholder Letter .....................................................     1

 Portfolio of Investments ...............................................     2

 Statement of Assets and Liabilities ....................................     6

 Statement of Operations ................................................     7

 Statement of Changes in Net Assets .....................................     8

 Financial Highlights ...................................................     9

 Notes to Financial Statements ..........................................    10

--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

            FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND
                               SEMI-ANNUAL REPORT
                                NOVEMBER 30, 2003

Dear Shareholders:

The First Trust/Four Corners Senior Floating Rate Income Fund (the "Fund") began trading on the American Stock Exchange on September 26, 2003. The Fund, which trades under the ticker symbol FCM, opened trading at a market price of $20.00 per share on September 26 and closed at the end of November at $20.08 per share, or a slight gain of 0.4%. The Fund's net asset value closed November at $19.01, down $0.09 from the close on September 26. This decline was partially accounted for by the costs relating to the $57 million in preferred shares issued in late November. Due to the fact that the proceeds from the sale of the preferred shares were not received by the Fund until November 24, the Fund was not fully invested in senior bank loans as of November 30. As of the date of this letter, the Fund is fully invested. The Fund paid its first monthly dividend ($0.0883 per share) on December 15 at an annualized rate of 5.3% based upon the original offering price of $20.00.

Though the Fund has been in existence for just a few months, much has changed with respect to the state of the U.S. economy over that brief period. The 8.2% (annualized) gross domestic product growth rate posted in the third quarter far exceeded preliminary estimates, which called for closer to 4% growth. The manufacturing sector, which was hit hard during the 2001 recession, is rebounding nicely as evidenced by the ISM Index registering 62.8 in November - the highest in 20 years. Readings above 50 indicate that manufacturing activity is expanding. Additionally, the 9.4% productivity gain posted in the third quarter, according to the Labor Department, was the highest in 20 years.

Despite this accelerated economic growth, short-term interest rates and inflation have not yet risen. The Federal Reserve has stated that it would prefer to see more improvement in job creation, among other things, before it begins the process of tightening monetary policy by raising short-term interest rates. And through November, the trailing 12-month consumer price index increased only 1.8%, well below its 3-4% historical range.

As previously noted, the Fund's first dividend was paid in December, which resulted in an annualized distribution rate of 5.3%. The income produced by senior loans is influenced by, among other things, the level of short-term interest rates. Even though rates have yet to increase, as one might expect in this type of economic climate, the Fund's current distribution rate is, in our opinion, attractive relative to many fixed-income securities. Looking ahead, we are encouraged by both the strong corporate loan underwriting fundamentals present in today's market, as well as a reasonable outlook for continued declines in default rates, in light of the solid economic recovery underway.


         Sincerely,


      /S/  James A. Bowen


      James A. Bowen
      President of the First Trust/Four Corners Senior Floating Rate Income Fund January 16, 2004

FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND
PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2003 (UNAUDITED)

 PRINCIPAL                                                            MARKET
   VALUE                          DESCRIPTION**                        VALUE
 ---------     ------------------------------------------------    ------------

             SENIOR FLOATING RATE INTERESTS - 154.4%

             AEROSPACE & DEFENSE - 0.5%
$   500,000  DRS Technologies, Inc., Term Loan, 11/4/10 ........   $    506,406
                                                                   -------------

             BEVERAGE, FOOD & TOBACCO - 11.9%
  3,000,000  Atkins Nutritionals, Inc., Term Loan, 10/29/09 ....      3,022,500
  2,000,000  DS Waters Enterprises LP, Term Loan B, 11/7/09 ....      2,025,000
             Michael Foods, Inc.,
  1,000,000     Term Loan B, 11/21/10 ..........................      1,012,917
  1,000,000     Term Loan Floater, 11/21/11 ....................      1,020,000
  1,987,500  Nellson Nutraceutical, Inc., Term Loan, 10/04/09 ..      2,004,891
             Pinnacle Foods Holding Corp.
    440,367     Term Loan, 12/01/10 ............................        442,569
  1,559,633     Term Loan DD, 12/01/10 .........................      1,567,431
                                                                   -------------
                                                                     11,095,308
                                                                   -------------

             BROADCAST MEDIA - 8.6%
  2,000,000  Gray Television, Inc., Term Loan C, 12/31/10 ......      2,017,500
  2,000,000  PanAmSat Corp., Term Loan B, 9/30/10 ..............      2,018,334
  2,000,000  Paxson Communications Corp.,
                Term Loan B, 6/30/06 ...........................      2,005,000
  2,000,000  Salem Communications Holding Corp.,
                Term Loan B, 3/31/10 ...........................      2,015,000
                                                                   -------------
                                                                      8,055,834
                                                                   -------------

             BUILDING MATERIALS - 5.2%
             Associated Materials, Inc.,
  2,708,333     Term Loan, 8/29/10 .............................      2,726,390
    125,000     Term Loan, 8/29/10 .............................        125,833
             Saint Mary's Cement, Inc.
  1,000,000     Term Loan B, 12/09/03 ..........................      1,000,000
  1,000,000     Term Loan B, 12/12/03 ..........................      1,000,000
                                                                   -------------
                                                                      4,852,223
                                                                   -------------

             BUILDINGS & REAL ESTATE - 5.4%
  2,000,000  CB Richard Ellis Services, Inc.,
                Term Loan B, 7/18/08 ...........................      2,010,000
  3,000,000  Newkirk MLP, Term Loan B, 11/14/06 ................      3,043,125
                                                                   -------------
                                                                      5,053,125
                                                                   -------------

             CABLE TELEVISION - 7.4%
  1,863,039  CC VI Operating Company, LLC,
                Term Loan B, 11/12/08 ..........................      1,782,462
  2,000,000  Charter Communications Operating, LLC,
                Term Loan B, 3/18/08 ...........................      1,921,944
  2,500,000  Hilton Head Communications, LP,
                Term Loan B, 9/30/08 ...........................      2,237,500
  1,000,000  GCI Holdings, Inc., Term Loan, 10/31/07 ...........      1,008,750
                                                                   -------------
                                                                      6,950,656
                                                                   -------------

Page 2                 See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2003 (UNAUDITED)

 PRINCIPAL                                                            MARKET
   VALUE                          DESCRIPTION**                        VALUE
 ---------     ------------------------------------------------    ------------

SENIOR FLOATING RATE INTERESTS - CONTINUED

             CASINOS & GAMING - 2.7%
$ 2,500,000  Marina District Finance Company, Inc.,
                Term Loan A, 12/13/07 ..........................   $  2,512,500
                                                                   -------------

             CHEMICAL, PLASTICS & RUBBER - 7.9%

  2,500,000  Buckeye Technologies, Inc., Term Loan B, 3/15/08 ..      2,518,750
  2,000,000  Huntsman Company LLC,
                Term Loan A, 3/31/07 ...........................      1,066,224
                Term Loan B, 3/31/07 ...........................        762,942
  3,000,000  Nalco Company, Term Loan B, 11/04/10 ..............      3,020,250
                                                                   -------------
                                                                      7,368,166
                                                                   -------------

             CONSUMER PRODUCTS - 3.2%
  3,000,000  The Meow Mix Company, Term Loan, 9/30/09 ..........      3,022,500
                                                                   -------------

             CONTAINERS, PACKAGING & GLASS - 8.6%
  2,000,000  Berry Plastics Corp.,
                Term Loan C, 7/22/10 ...........................      2,015,000
  3,000,000  Graphic Packaging International, Inc.,
                Term Loan B, 8/08/10 ...........................      3,030,750
             Owens-Illinois Group, Inc.,
    969,340     Term Loan A, 4/1/07 ............................        971,461
  2,000,000     Term Loan B, 4/1/08 ............................      2,008,750
                                                                   -------------
                                                                      8,025,961
                                                                   -------------

             ELECTRONICS - 4.3%
  4,000,000  Monitronics International, Inc.,
                Term Loan, 8/26/09 .............................      3,970,000
                                                                   -------------

             ENVIRONMENTAL - 3.4%
  2,000,000  IESI Corp., Term Loan, 9/30/10 ....................      2,018,750
  1,125,000  Waste Connections, Inc., Term Loan, 10/22/10 ......      1,135,547
                                                                   -------------
                                                                      3,154,297
                                                                   -------------

             HEALTHCARE - EQUIPMENT & SUPPLIES - 18.0%
  2,500,000  aaiPharma, Inc., Term Loan B, 11/28/09 ............      2,525,000
  3,000,000  DJ Orthopedics, LLC, Term Loan B, 5/15/09 .........      3,026,250
  3,000,000  Empi Corp., Term Loan B, 11/14/09 .................      3,030,000
  1,125,000  Hanger Orthopedic Group, Term Loan B, 9/30/09 .....      1,133,437
  2,992,500  Kinetic Concepts, Inc., Term Loan, 8/11/10 ........      3,016,814
  4,000,000  Per-Se Technologies, Inc., Term Loan, 9/11/08 .....      4,017,500
                                                                   -------------
                                                                     16,749,001
                                                                   -------------

             HEALTHCARE - PROVIDERS & SERVICES - 18.5%
  2,000,000  AMN Healthcare, Inc., Term Loan, 10/02/08 .........      2,017,500
  1,500,000  Beverly Enterprise, Inc., Term Loan, 10/22/08 .....      1,515,000
  3,000,000  Connecticare Capital LLC,
                Term Loan, 10/30/09 ............................      3,026,250
  1,850,000  Cross Country Healthcare, Inc.,
                Term Loan,  6/05/09 ............................      1,868,500
  1,994,613  DaVita, Inc., Term Loan B, 3/31/09 ................      2,004,171

                       See Notes to Financial Statements.                 Page 3

PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2003 (UNAUDITED)

 PRINCIPAL
   VALUE                          DESCRIPTION**                        VALUE
 ---------     ------------------------------------------------    ------------

SENIOR FLOATING RATE INTERESTS - CONTINUED

             HEALTHCARE - PROVIDERS & SERVICES - CONTINUED
             FHC Health Systems, Inc.
$ 1,857,142     Term Loan A, 11/10/09 ..........................   $  1,866,428
  2,142,858     Term Loan DD, 11/10/09 .........................      2,153,572
             Magellan Health Services, Inc.
    555,556     Term Loan, 11/24/08 ............................        556,944
    444,444     R/C L of C, 11/24/08* ..........................        445,556
  1,759,491  Team Health, Inc., Term Loan B, 9/27/08 ...........      1,744,095
                                                                   -------------
                                                                     17,198,016
                                                                   -------------

             LEISURE & AMUSEMENT - 2.2%
  2,000,000  24 Hour Fitness Worldwide, Inc.,
                Term Loan, 7/01/09 .............................      2,010,000
                                                                   -------------

             MANUFACTURING - 4.2%
             Cinram International, Inc.,
  1,000,000     Term Loan B, 9/30/09 ...........................        998,125
  2,948,093     Term Loan C, 3/31/10 ...........................      2,955,463
                                                                   -------------
                                                                      3,953,588
                                                                   -------------

             MISCELLANEOUS SERVICES - 4.2%
    900,078  Alderwoods Group, Inc.,
                Term Loan B, 9/17/08 ...........................        911,329
  3,000,000  Infrasource, Inc., Term Loan, 9/30/10 .............      2,970,000
                                                                   -------------
                                                                      3,881,329
                                                                   -------------

             OIL & GAS - 10.8%
  3,000,000  Alon USA, Inc., Term Loan B, 10/15/08 .............      3,060,000
  6,000,000  Basic Energy Services, LP, Term Loan, 10/03/09 ....      6,015,000
  1,000,000  Parker Drilling Company,
                Term Loan B, 10/10/07 ..........................      1,004,375
                                                                   -------------
                                                                     10,079,375
                                                                   -------------

             PAPER & FOREST PRODUCTS - 2.1%
  2,000,000  Georgia Pacific Corp.,
                Term Loan, 9/26/08 .............................      1,999,166
                                                                   -------------

             PERSONAL TRANSPORTATION - 2.1%
  2,000,000  Sirva Worldwide, Inc., Term Loan, 12/01/10 ........      2,002,500
                                                                   -------------

             PRINTING & PUBLISHING - 2.3%
  2,138,782  Dex Media West, Term Loan B, 3/09/10 ..............      2,158,388
                                                                   -------------

             STEEL - 3.2%
  3,000,000  ISG Aquisition, Inc.,
                Term Loan A, 5/07/05 ...........................      2,992,500
                                                                   -------------

Page 4                 See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2003 (UNAUDITED)

 PRINCIPAL                                                            MARKET
   VALUE                          DESCRIPTION**                        VALUE
 ---------     ------------------------------------------------    ------------

SENIOR FLOATING RATE INTERESTS - CONTINUED

             UTILITIES - 7.0%
$ 4,000,000  Centerpoint Energy, Inc.,
                Term Loan, 10/07/06 ............................   $  4,035,000
  2,090,163  NUI Corporation,
                Term Loan, 11/22/04 ............................      2,103,227
    409,837  NUI Utilities, Inc., Term Loan, 11/22/04 ..........        411,886
                                                                   -------------
                                                                      6,550,113
                                                                   -------------
             UTILITIES - ELECTRIC POWER GENERATION - 3.0%

  2,992,500  Calpine Corp., Term Loan, 7/15/07 .................      2,824,172
                                                                   -------------

             WIRELESS COMMUNICATION SERVICES - 7.6%
  2,000,000  Crown Castle Operating Company,
                Term Loan, B, 9/30/10 ..........................      2,019,000
  1,000,000  Dobson Cellular Systems, Inc.,
                Term Loan, 3/31/10 .............................      1,011,607
  1,615,385  Nextel Communications, Inc.
                Term Loan A,  12/31/07 .........................      1,596,477
  2,480,657     Term Loan D, 9/19/11 ...........................      2,486,859
                                                                   -------------
                                                                      7,113,943
                                                                   -------------

             TOTAL SENIOR FLOATING RATE INTERESTS
             (Cost $143,852,482) ...............................    144,079,067
                                                                   -------------

             TIME DEPOSIT - 32.2%
             (Cost $30,000,000)
 30,000,000  Wachovia Bank, 1.00%, 12/01/03 ....................     30,000,000
                                                                   -------------

             REPURCHASE AGREEMENT - 32.2%
             (Cost $30,000,000)
 30,000,000  Agreement with PNC Capital Markets, 0.97%
             dated 11/28/03, to be repurchased at $30,002,425
             on 12/01/03, collateralized by $29,700,000
             U.S. Treasury Note, 3.00% due 02/29/04
             (Value $30,071,250) ...............................     30,000,000
                                                                   -------------

             TOTAL INVESTMENTS - 218.7% ........................    204,079,067
             (Cost $203,852,482)


             NET OTHER ASSETS AND LIABILITIES - (57.6)% ........    (53,776,024)
                                                                   -------------

             PREFERRED SHARES, AT LIQUIDATION VALUE - (61.1)% ..    (57,000,000)
                                                                   -------------

             NET ASSETS APPLICABLE TO COMMON
                SHAREHOLDERS - 100.0% ..........................   $ 93,303,043
                                                                   ============

------------------------------------------------------------
*    L of C - Line of Credit

** All percentages shown in the Portfolio of Investments are based on net assets applicable to Common Shares.

                       See Notes to Financial Statements.                 Page 5

STATEMENT OF ASSETS AND LIABILITIES
FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND
NOVEMBER 30, 2003 (UNAUDITED)


ASSETS:
Investments, at value
   (See portfolio of investments) (a): ...........................................................       $204,079,067
Cash .............................................................................................            427,268
Interest receivable ..............................................................................            358,514
Prepaid Expenses .................................................................................              7,681
                                                                                                         -------------
     Total Assets ................................................................................        204,872,530
                                                                                                         -------------

LIABILITIES:
Payable for investment securities purchased ......................................................         54,238,359
Offering costs payable on Preferred Shares .......................................................            170,955
Offering costs payable on Common Shares ..........................................................              8,885
Investment advisory fee payable ..................................................................             77,687
Payable to Administrator .........................................................................              5,604
Accumulated undeclared dividends on Money Market Cumulative Preferred Shares .....................             16,245
Trustees' fees payable ...........................................................................             12,500
Legal fees payable ...............................................................................              8,750
Accrued audit fees ...............................................................................             13,125
Transfer Agent fees ..............................................................................              2,500
Custodian fee payable ............................................................................              3,728
Printing fees payable ............................................................................              5,000
Accrued expenses and other payables ..............................................................              6,149
                                                                                                         -------------
     Total Liabilities ...........................................................................         54,569,487
                                                                                                         -------------

TAXABLE MONEY MARKET CUMULATIVE PREFERRED SHARES:
($0.01 par value, 2,280 shares issued with liquidation preference of $25,000 per share) ..........         57,000,000

TOTAL NET ASSETS (APPLICABLE TO COMMON SHAREHOLDERS) .............................................         93,303,043
                                                                                                         =============
FUND TOTAL MANAGED ASSETS ........................................................................       $150,303,043
                                                                                                         =============

--------------------------------------------------------------------------------------------------
(a) Investments, at cost .........................................................................       $203,852,482
                                                                                                         =============

NET ASSETS CONSIST OF:
Undistributed net investment income ..............................................................       $    263,941
Accumulated net realized gain on investments sold during the period ..............................             16,522
Net unrealized appreciation of investments during the period .....................................            226,585
Par Value ........................................................................................             49,075
Paid-in capital ..................................................................................         92,746,920
                                                                                                         -------------
     Total Net Assets ............................................................................       $ 93,303,043
                                                                                                         =============
NET ASSET VALUE, Applicable to Common Shares outstanding .........................................       $      19.01
                                                                                                         =============
Number of Common Shares outstanding ..............................................................          4,907,500
                                                                                                         =============

Page 6                 See Notes to Financial Statements.

STATEMENT OF OPERATIONS
FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND
FOR THE PERIOD ENDED NOVEMBER 30, 2003 (UNAUDITED)

INVESTMENT INCOME:
 Interest ......................................................    $   496,176
                                                                    ------------
     Total investment income ...................................        496,176
                                                                    ------------
EXPENSES:
 Investment advisory fee .......................................        169,954
 Administration fee ............................................         10,270
 Trustees' fees and expenses ...................................         12,500
 Legal fees ....................................................          8,750
 Audit fees ....................................................         13,125
 Custodian fees ................................................          3,728
 Transfer Agent fees ...........................................          5,000
 Printing fees .................................................          5,000
 Other .........................................................          6,936
 Expenses reimbursed by investment advisor .....................        (19,273)
                                                                    ------------
     Net expenses ..............................................        215,990
                                                                    ------------
NET INVESTMENT INCOME ..........................................        280,186
                                                                    ------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
 Realized gain from
   investments sold during the period ..........................         16,522
 Change in unrealized appreciation of
   investments during the period ...............................        226,585
                                                                    ------------
 Net realized and unrealized gain on investments ...............        243,107
                                                                    ------------
 LESS: PREFERRED SHARE DIVIDENDS ...............................        (16,245)

 INCREASE IN NET ASSETS RESULTING FROM OPERATIONS APPLICABLE TO
   COMMON SHARES ...............................................    $   507,048
                                                                    ============

                       See Notes to Financial Statements.                 Page 7

STATEMENT OF CHANGES IN NET ASSETS
FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND
FOR THE PERIOD ENDED NOVEMBER 30, 2003 (UNAUDITED)*


OPERATIONS:
Net investment income ..................................................................    $    280,186
Net realized gain on investments sold during the period ................................          16,522
Net change in unrealized appreciation of investments during the period .................         226,585
                                                                                            -------------
Net increase in net assets resulting from operations ...................................         523,293

DISTRIBUTIONS: PREFERRED SHARE DIVIDENDS
Dividends paid from net investment income ..............................................         (16,245)
                                                                                            -------------
Net increase in net assets resulting from operations appliable to Common Shares ........         507,048

CAPITAL TRANSACTIONS:
Taxable Money Market Cumulative Preferred Shares Issued ................................      57,000,000
Net increase in net assets from Common Share transactions ..............................      92,795,995
                                                                                            -------------
Net increase in net assets .............................................................     150,303,043

NETASSETS:
Beginning of period ....................................................................              --
                                                                                            -------------
End of period ..........................................................................    $150,303,043
                                                                                            ============
   Undistributed net investment income at end of period ................................    $    263,941
                                                                                            ============

--------------------------------------------------
* The Fund commenced operations on September 17, 2003.

Page 8                 See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND
FOR A COMMON SHARE OUTSTANDING THROUGHOUT THE PERIOD.

                                                                     PERIOD
                                                                      ENDED
                                                                    11/30/03*
                                                                   (UNAUDITED)
                                                                   -----------
Net asset value, beginning of period ...........................    $   19.10
                                                                    ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income ..........................................         0.06
Net realized and unrealized gain on investments ................         0.00#
                                                                    ---------
Total from investment operations ...............................         0.06
                                                                    ---------

DISTRIBUTIONS: PREFERRED SHARES
Dividends paid from net investment income to MMP*** Shareholders         0.00
Dilutive Impact from the offering of MMP Shares++ ..............       (0.15)
Net asset value, end of period .................................        19.01
                                                                    =========
Market value, end of period ....................................        20.08
                                                                    =========
TOTAL RETURN BASED ON NET ASSET VALUE (A)+ .....................      (0.47%)
                                                                    =========
TOTAL RETURN BASED ON MARKET VALUE (B)+ ........................        0.40%
                                                                    =========

RATIOS TO AVERAGE NET ASSETS AVAILABLE TO COMMON SHAREHOLDERS:
Operating expenses .............................................         1.38%**
Net investment income ..........................................         1.79%**

SUPPLEMENTAL DATA:
Portfolio turnover rate ........................................        16.00%
Net assets, end of period (in 000's) ...........................    $  93,303
--------------------------------------------------
Operating expenses to Total Averaged Managed Assets                      1.12%**

--------------------------------------------------
SENIOR SECURITIES:
Total Money Market Cumulative Preferred Shares outstanding .....        2,280
Liquidation and Market Value per MMP share (c) .................    $  25,000
Asset coverage per share (d) ...................................    $  65,922
--------------------------------------------------

*    The Fund commenced operations on September 17, 2003.
**   Annualized.
***  Money Market Cumulative PreferredTM Shares.
(a)  Based on Common Share net asset value.
(b)  Based on Common Share market price.
(c)  Plus accumulated and unpaid dividends.
(d) Calculated by subtracting the Fund's total liabilities (not including the preferred shares) from the Fund's total assets, and dividing this by the number of preferred shares outstanding.
+    Total return is not annualized for periods less than one year.
++ The expenses associated with the offering of the MMP Shares had a (0.15) impact on the Common Share NAV.
#    Amount represents less than $0.01 per share.

                       See Notes to Financial Statements.                 Page 9

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

            FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND
                          NOVEMBER 30, 2003 (UNAUDITED)

                       1. SIGNIFICANT ACCOUNTING POLICIES

First Trust/Four Corners Senior Floating Rate Income Fund (the "Fund") is a newly organized, closed-end management investment company registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund was initially organized as a Delaware statutory trust on May 13, 2003, pursuant to an Agreement and Declaration of Trust governed by the laws of the State of Delaware and reorganized on August 8, 2003 as a Massachusetts business trust pursuant to a Declaration of Trust. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

PORTFOLIO VALUATION:

The NAV of the Common Shares of the Fund is computed based upon the value of the Fund's portfolio and other assets. The NAV is determined as of the close of regular trading on the American Stock Exchange ("AMEX"), normally 4:00 p.m. eastern time, on each day the AMEX is open for trading. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund calculates NAV per Common Share by subtracting the Fund's liabilities and the liquidation value of any outstanding Preferred Shares from the Fund's Managed Assets and dividing the result by the total number of Common Shares outstanding.

The assets in the Fund's portfolio are valued daily in accordance with Valuation Procedures adopted by the Board of Trustees. A majority of the Fund's assets are valued using market information supplied by third parties. In the event that market quotations are not readily available, the pricing service does not provide a valuation for a particular asset, or the valuations are deemed unreliable or if events occurring after the close of the principal markets for particular securities (e.g., domestic debt and foreign securities), but before the Fund values its assets, would materially affect net asset value, First Trust Advisors L.P. ("First Trust") may use a fair value method in good faith to value the Fund's securities and investments. The use of fair value pricing by the Fund is governed by Valuation Procedures established by the Fund's Board of Trustees, and in accordance with the provisions of the 1940 Act.

The Senior Secured Floating Rate Corporate Loans ("Senior Loans") in which the Fund invests are not listed on any securities exchange or board of trade. Senior Loans are typically bought and sold by institutional investors in individually negotiated private transactions that function in many respects like an over-the-counter secondary market, although typically no formal market-makers exist. This market, while having substantially grown in the past several years, generally has fewer trades and less liquidity than the secondary market for other types of securities. Some Senior Loans have few or no trades, or trade infrequently, and information regarding a specific Senior Loan may not be widely available or may be incomplete. Accordingly, determinations of the market value of Senior Loans may be based on infrequent and dated information. Because there is less reliable, objective data available, elements of judgment may play a greater role in valuation of Senior Loans than for other types of securities.

Typically Senior Loans are valued using information provided by an independent third party pricing service. If the pricing service cannot or does not provide a valuation for a particular Senior Loan or such valuation is deemed unreliable, First Trust may value such Senior Loan at a fair value as determined in good faith under procedures established by the Fund's Board of Trustees, and in accordance with the provisions of the 1940 Act.

Securities for which the primary market is a national securities exchange or the NASDAQ National Market System are valued at the last reported sale price (NASDAQ Official Closing Price for NASDAQ National Market Securities) on the day of valuation. Listed securities for which no sale was reported on that date are valued at the mean between the most recent bid and asked prices. Securities traded in the over-the-counter market are valued at their closing bid prices. Valuation of short-term cash equivalent investments will be at amortized cost.

REPURCHASE AGREEMENT:

The Fund engages in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the collateral is at all times at least equal to the total

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NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
--------------------------------------------------------------------------------

            FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND
                          NOVEMBER 30, 2003 (UNAUDITED)

amount of the repurchase obligations, including interest. In the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There is potential loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights. The Fund's Investment Adviser reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income is recorded on the accrual basis.

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date; interest income is not accrued until settlement date. The Fund instructs the custodian to segregate assets of the Fund with a current value at least equal to the amount of its when-issued purchase commitments.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:

The Fund will distribute to holders of its Common Shares monthly dividends of all or a portion of its net income after the payment of interest and dividends in connection with the leverage. If the Fund recognizes a long-term capital gain, it will be required to allocate such gain between the Common Shares and the Money Market Cumulative PreferredTM Shares ("MMP") Shares issued by the Fund in proportion to the total dividends paid for the year. Distributions will automatically be reinvested into additional Common Shares pursuant to the Fund's Dividend Reinvestment Plan unless cash distributions are elected by the shareholder.

FEDERAL INCOME TAXES:

The Fund intends to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and by distributing substantially all of its taxable income to shareholders. Therefore, no Federal income tax provision is required.

Income and capital gain distributions are determined and characterized in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund.

The Internal Revenue Code of 1986, as amended, imposes a 4% non-deductible excise tax on the Fund to the extent the Fund does not distribute by the end of any calendar year at least 98% of the sum of its net investment income and its capital gains (both long and short) for its fiscal year and certain undistributed amounts from previous years.

EXPENSES:

The Fund will pay all expenses directly related to its operations.

COMMON SHARE ORGANIZATIONAL AND OFFERING COSTS:

Organization costs consist of costs incurred to establish the Fund and enable it to legally do business. These costs include incorporation fees, legal services pertaining to the organization of the business and audit fees relating to the initial registration and auditing the initial seed capital statement, among other fees. Offering costs consist of legal fees pertaining to the Fund's shares offered for sale, registration fees, underwriting fees, and printing of initial prospectus, among other fees. First Trust and Four Corners Capital Management, LLC have contractually agreed to pay all organizational expenses and all offering costs of the Fund (other than sales load) that exceed $0.04 per Common Share.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
--------------------------------------------------------------------------------

            FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND
                          NOVEMBER 30, 2003 (UNAUDITED)

          2. INVESTMENT ADVISORY FEE AND OTHER AFFILIATED TRANSACTIONS

First Trust Advisors L.P. ("First Trust") is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. First Trust serves as investment advisor to the Fund pursuant to an Investment Management Agreement. First Trust is responsible for the ongoing monitoring of the Fund's investment portfolio, managing the Fund's business affairs and certain administrative services necessary for the management of the Fund. For its investment advisery services, First Trust is entitled to a monthly fee calculated at an annual rate of 0.97% of the Fund's Managed Assets.

Four Corners Capital Management, LLC (the "Sub-Adviser") will serve as the Fund's Sub-Advisor and will manage the Fund's portfolio subject to First Trust's supervision. The Sub-Adviser receives a portfolio management fee of 0.56% of Managed Assets that is paid monthly by First Trust out of the First Trust management fee.

For each of the first two years following the commencement of the Fund's operations through October 1, 2005, First Trust has agreed to reimburse the Fund for fees and expenses in an amount equal to 0.11% of the average daily Mananged Assets of the Fund. For years three and four, First Trust has agreed to reimburse the Fund for fees and expenses in an amount equal to 0.05% of the average daily Managed Assets of the Fund. The Sub-Adviser has agreed to bear a portion of this expense reimbursement obligation by reducing the amount of its full sub-advisory fee by 0.045% in years one and two and 0.02% in years three and four.

PFPC, Inc. ("PFPC"), an indirect, majority-owned subsidiary of the PNC Financial Services Group, Inc., serves as the Fund's Administrator and Transfer Agent in accordance with certain fee arrangements. PFPC Trust Company, an indirect, majority-owned subsidiary of The PNC Financial Services Group, Inc., serves as the Fund's Custodian in accordance with certain fee arrangements.

Deutsche Bank Trust Company Americas, a wholly owned subsidiary of Deutsche Bank AG ("Auction Agent"), serves as the Fund's Preferred Stock transfer agent, registrar, dividend disbursing agent and redemption agent.

No officer or employee of First Trust received any compensation from the Fund for serving as an officer or Trustee of the Fund. The Fund pays each Trustee who is not an officer or employee of First Trust or any of their affiliates $10,000 per annum plus $1,000 per regularly scheduled meeting attended, $500 per committee meeting attended and reimbursement for travel and out-of-pocket expenses.

                      3. PURCHASES AND SALES OF SECURITIES

Cost of purchases and proceeds from sales of investment securities, excluding short-term investments, for the period ended November 30, 2003, aggregated $161,259,067 and $17,460,543, respectively.

                                 4. COMMON STOCK

At November 30, 2003, 4,907,500 of $.01 par value Common Shares were authorized. An unlimited number of Common Shares has been authorized under the Fund's Dividend Reinvestment Plan.


                   5. MONEY MARKET CUMULATIVE PREFERRED SHARES

The Fund's Declaration of Trust authorizes the issuance of an unlimited number of preferred Shares of beneficial interest, par value $0.01 per share, in one or more classes or series, with rights as determined by the Board of Trustees without the approval of Common Shareholders. On November 20, 2003, 2,280 shares of Money Market Cumulative PreferredTM Shares ("MMP Shares") were issued. [Offering Costs of $170,955 and commissions of $570,000, paid directly to Lehman Brothers, were charged to capital of common stock to complete the transaction.]

The Fund is required to meet certain asset coverage tests with respect to the MMP Shares. If the Fund fails to maintain Eligible Assets having an aggregated Discounted Value at least equal to the MMP Shares Basic Maintenance Amount as of any Valuation Date and the failure is not cured on or before the related Asset Coverage Cure Date, the Fund will be required in certain circumstances to redeem certain MMP Shares.

An auction of the MMP Shares is generally held every 28 days. Existing shareholders may submit an order to hold, bid or sell such shares at par value on each auction date.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
--------------------------------------------------------------------------------

            FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND
                          NOVEMBER 30, 2003 (UNAUDITED)

On November 30, 2003, 2,280 of the MMP Shares were outstanding at an annual rate of 1.14%. The dividend rate, as set by the auction process, is generally expected to vary with short-term interest rates. These rates may vary in a manner not related directly to the income received on the Fund's assets, which could have either a beneficial or detrimental impact on net investment income and gains available to Common Shareholders.

Under Emerging Issues Task Force (EITF) promulgating Topic D-98, Classification and Measurement of Redeemable Securities, which was issued on July 19, 2001, preferred securities that are redeemable for cash or other assets are to be classified outside of permanent equity to the extent that the redemption is at a fixed or determinable price and at the option of the holder or upon the occurrence of an event that is not solely within the control of the issuer. Subject to guidance of the EITF, the Fund's MMP Shares are classified outside of permanent equity (net assets to common stock) in the accompanying financial statements.

                            6. CONCENTRATION OF RISK

Risk is inherent in all investing. The Fund's net asset value and ability to pay dividends is dependent upon the performance of the Fund's Managed Assets. That performance, in turn, is subject to a number of risks, primarily the credit risk of the Fund's assets. Credit risk is the risk of nonpayment of scheduled interest and/or principal payments. Credit risk is also the risk that one or more investments in the Fund's portfolio will decline in price, or fail to pay interest or principal when due, because the issuer of the security experiences a decline in its financial status. The value of Senior Loans is affected by the creditworthiness of the Borrowers/ issuers and by general economic and specific industry conditions.

Senior Loans generally involve less risk than unsecured or subordinated debt and equity instruments of the same issuer because the payment of principal and interest on Senior Loans is a contractual obligation of the issuer that, in most instances, takes precedence over the payment of dividends, or the return of capital, to the issuer's shareholders and payments to bond holders. The Fund generally invests in Senior Loans that are secured with specific collateral. However, the value of the collateral may not equal the Fund's investment when the Senior Loan is acquired or may decline below the principal amount of the Senior Loan subsequent to the Fund's investment. Also, to the extent that collateral consists of stock of the Borrower or its subsidiaries or affiliates, the Fund bears the risk that the stock may decline in value, be relatively illiquid, and/or may lose all or substantially all of its value, causing the Senior Loan to be undercollateralized. Therefore, the liquidation of the collateral underlying a Senior Loan may not satisfy the issuer's obligation to the Fund in the event of non-payment of scheduled interest or principal, and the collateral may not be readily liquidated.

In the event a Borrower fails to pay scheduled interest or principal payments on a Senior Loan held by the Fund, the Fund will experience a reduction in its income and a decline in the market value of the Senior Loan, which will likely reduce dividends and lead to a decline in the net asset value of the Fund's Common Shares. If the Fund acquires a Senior Loan from another Lender, for example, by acquiring a participation, the Fund may also be subject to credit risks with respect to that Lender.

Leverage involves risks, such as the likelihood of greater volatility of NAV and Market price of the Common Shares, fluctuations in interest on borrowings and short-term debt or in the dividend rates on any Preferred Shares that the Fund may pay will reduce the return to the Common Shareholder.

                          7. DIVIDEND REINVESTMENT PLAN

If your Common Shares are registered directly with the Fund or if you hold your Common Shares with a brokerage firm that participates in the Fund's Dividend Reinvestment Plan, unless you elect to receive cash distributions, all dividends, including any capital gain dividends, on your Common Shares will be automatically reinvested by the Plan Agent, PFPC Inc., in additional Common Shares under the Dividend Reinvestment Plan (the "Plan"). If you elect to receive cash distributions, you will receive all distributions in cash paid by check mailed directly to you by PFPC Inc., as the dividend paying agent.

If you decide to participate in the Plan, the number of Common Shares you will receive will be determined as follows:

   (1) If the Common Shares are trading at or above net asset value at the time of valuation, the Fund will issue new shares at a price equal to the greater of
(i) net asset value per Common Share on that date or (ii) 95% of the market price on that date.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
--------------------------------------------------------------------------------

            FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND
                          NOVEMBER 30, 2003 (UNAUDITED)

   (2) If Common Shares are trading below net asset value at the time of valuation, the Plan Agent will receive the dividend or distribution in cash and will purchase Common Shares in the open market, on the AMEX or elsewhere, for the participants' accounts. It is possible that the market price for the Common Shares may increase before the Plan Agent has completed its purchases. Therefore, the average purchase price per share paid by the Plan Agent may exceed the market price at the time of valuation, resulting in the purchase of fewer shares than if the dividend or distribution had been paid in Common Shares issued by the Fund. The Plan Agent will use all dividends and distributions received in cash to purchase Common Shares in the open market within 30 days of the valuation date except where temporary curtailment or suspension of purchases is necessary to comply with federal securities laws. Interest will not be paid on any uninvested cash payments.

You may withdraw from the Plan at any time by giving written notice to the Plan Agent, or by telephone in accordance with such reasonable requirements as the Plan Agent and Fund may agree upon. If you withdraw or the Plan is terminated, you will receive a certificate for each whole share in your account under the Plan and you will receive a cash payment for any fraction of a share in your account. If you wish, the Plan Agent will sell your shares and send you the proceeds, minus brokerage commissions.

The Plan Agent maintains all shareholders accounts in the Plan and gives written confirmation of all transactions in the accounts, including information you may need for tax records. Common Shares in your account will be held by the Plan Agent in non-certificated form. The Plan Agent will forward to each participant any proxy solicitation material and will vote any shares so held only in accordance with proxies returned to the Fund. Any proxy you receive will include all Common Shares you have received under the Plan.

There is no brokerage charge for reinvestment of your dividends or distributions in Common Shares. However, all participants will pay a pro rata share of brokerage commissions incurred by the Plan Agent when it makes open market purchases.

Automatically reinvesting dividends and distributions does not mean that you do not have to pay income taxes due upon receiving dividends and distributions.

If you hold your Common Shares with a brokerage firm that does not participate in the Plan, you will not be able to participate in the Plan and any dividend reinvestment may be effected on different terms than those described above.

The Fund reserves the right to amend or terminate the Plan if in the judgment of the Board of Trustees the change is warranted. There is no direct service charge to participants in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants. Additional information about the Plan may be obtained by writing PFPC, Inc., 301 Bellevue Parkway, Wilmington, Delaware 19809.

--------------------------------------------------------------------------------
                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling 800-988-5891 and (2) on the Securities and Exchange Commission's website at http://www.sec.gov, when required to be filed pursuant to applicable regulations.

                       This Page Left Blank Intentionally.

                       This Page Left Blank Intentionally.

ITEM 2. CODE OF ETHICS.

Not applicable.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6. [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 10. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 11. EXHIBITS.

     (a)(1) Not applicable.

     (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3) Not applicable.

     (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) FIRST TRUST/FOUR CORNERS SENIOR FLOATING RATE INCOME FUND

By (Signature and Title)*  /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                           James A. Bowen, Chief Executive Officer
                           (principal executive officer)

Date February 6, 2004
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                           James A. Bowen, Chief Executive Officer
                           (principal executive officer)

Date February 6, 2004
    ----------------------------------------------------------------------------


By (Signature and Title)*  /S/ MARK R. BRADLEY
                         -------------------------------------------------------
                           Mark R. Bradley, Chief Financial Officer
                           (principal financial officer)

Date February 6, 2004
    ----------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.